Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000231974 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000231974 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000231974 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
C000231974 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000231974 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000231974 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[1]
C000231974 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[1]
C000231974 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[1]
C000231974 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%	[1]
C000231974 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231974 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000231974 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231974 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000231974 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231974 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231974 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000231974 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231974 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231974 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000231974 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000193585 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193585 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000193585 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[2]
C000193585 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000193585 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000193585 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[2]
C000193585 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[2]
C000193585 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[2]
C000193585 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%	[2]
C000193585 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000193585 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000193585 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193585 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193585 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193585 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193585 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000193585 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000193585 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193585 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000193585 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000193584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193584 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000193584 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[3]
C000193584 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000193584 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000193584 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[3]
C000193584 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[3]
C000193584 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[3]
C000193584 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%	[3]
C000193584 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000193584 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000193584 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193584 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193584 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193584 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193584 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000193584 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000193584 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193584 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000193584 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000193583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193583 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000193583 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[4]
C000193583 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000193583 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000193583 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[4]
C000193583 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[4]
C000193583 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[4]
C000193583 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%	[4]
C000193583 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000193583 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000193583 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193583 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193583 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193583 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193583 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000193583 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000193583 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193583 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000193583 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000175945 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000175945 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000175945 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
C000175945 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000175945 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[5]
C000175945 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%	[5]
C000175945 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%	[5]
C000175945 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[5]
C000175945 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175945 [Member] | Fixed Rate Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000175945 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000175945 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175946 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000175946 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000175946 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[6]
C000175946 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000175946 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[6]
C000175946 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%	[6]
C000175946 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%	[6]
C000175946 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[6]
C000175946 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175946 [Member] | Fixed Rate Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000175946 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000175946 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000175943 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000175943 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[7]
C000175943 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000175943 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[7]
C000175943 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%	[7]
C000175943 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%	[7]
C000175943 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[7]
C000175943 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175943 [Member] | Fixed Rate Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000175943 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000175943 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000175944 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[8]
C000175944 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[8]
C000175944 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000175944 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[8]
C000175944 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%	[8]
C000175944 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%	[8]
C000175944 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[8]
C000175944 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175944 [Member] | Fixed Rate Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000175944 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000175944 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193600 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193600 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193600 [Member] | Short Term Investment Funds Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193600 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000193600 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193600 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000193600 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000193600 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000193600 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193600 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000193600 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193600 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193600 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000193600 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000193600 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000193600 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000193600 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193600 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000193600 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000193600 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000193600 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193600 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193600 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193600 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000193600 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193600 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000193600 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000193600 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193600 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193599 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193599 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193599 [Member] | Short Term Investment Funds Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193599 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000193599 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193599 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000193599 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000193599 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000193599 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193599 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000193599 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193599 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193599 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000193599 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000193599 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000193599 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000193599 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193599 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000193599 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000193599 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000193599 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193599 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193599 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193599 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000193599 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193599 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000193599 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000193599 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193599 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193597 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193597 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193597 [Member] | Short Term Investment Funds Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193597 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000193597 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193597 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000193597 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000193597 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000193597 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193597 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000193597 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193597 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193597 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000193597 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000193597 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000193597 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000193597 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193597 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000193597 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000193597 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000193597 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193597 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193597 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193597 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000193597 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193597 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000193597 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000193597 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193597 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193598 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193598 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193598 [Member] | Short Term Investment Funds Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193598 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000193598 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193598 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000193598 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000193598 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000193598 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193598 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000193598 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193598 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193598 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000193598 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000193598 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000193598 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000193598 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193598 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000193598 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000193598 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000193598 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193598 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193598 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193598 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000193598 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193598 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000193598 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000193598 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193598 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193586 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193586 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000193586 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000193586 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000193586 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000193586 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000193586 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000193586 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193586 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000193586 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000193586 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193586 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000193586 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193587 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000193587 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000193587 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000193587 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000193587 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000193587 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000193587 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193587 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000193587 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000193587 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193587 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000193587 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193588 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193588 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000193588 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000193588 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000193588 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000193588 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000193588 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000193588 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193588 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000193588 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000193588 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193588 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000193588 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193589 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000193589 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000193589 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000193589 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000193589 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000193589 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000193589 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193589 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000193589 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000193589 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193589 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000193589 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231975 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000231975 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231975 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000231975 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000231975 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231975 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000231975 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000231975 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231975 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000231975 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000231975 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231975 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000231975 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000143757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000143757 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000143757 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000143757 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000143757 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000143757 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000143757 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000143757 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000143757 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000143757 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143757 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000143757 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000143754 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000143754 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000143754 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000143754 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000143754 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000143754 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000143754 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000143754 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000143754 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000143754 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143754 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000143754 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000143756 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000143756 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000143756 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000143756 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000143756 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000143756 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000143756 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000143756 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000143756 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000143756 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143756 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000143756 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000143755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000143755 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000143755 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000143755 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000143755 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000143755 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000143755 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000143755 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000143755 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000143755 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143755 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000143755 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000172508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000172508 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000172508 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000172508 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000172508 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000172508 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000172508 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000172508 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000172508 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000172509 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000172509 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000172509 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000172509 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000172509 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000172509 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000172509 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000172509 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000172509 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000172510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000172510 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000172510 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000172510 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000172510 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000172510 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000172510 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000172510 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000172510 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000172511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000172511 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000172511 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000172511 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000172511 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000172511 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000172511 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000172511 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000172511 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193592 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193592 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193592 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000193592 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000193592 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000193592 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193592 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193592 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000193592 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000193592 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000193592 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000193592 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193591 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193591 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193591 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000193591 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000193591 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000193591 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193591 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193591 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000193591 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000193591 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000193591 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000193591 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193595 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193595 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193595 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000193595 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000193595 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000193595 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193595 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193595 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000193595 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000193595 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000193595 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000193595 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193594 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193594 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000193594 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000193594 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000193594 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193594 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193594 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000193594 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000193594 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000193594 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000193594 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193593 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193593 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000193593 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000193593 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000193593 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193593 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193593 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000193593 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000193593 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000193593 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000193593 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109288 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109288 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000109288 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000109288 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000109288 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000109288 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000109288 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000109288 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000109288 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000109288 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000109288 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000109288 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000109288 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109288 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231973 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000231973 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000231973 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000231973 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000231973 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000231973 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231973 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000231973 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231973 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231973 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000231973 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000231973 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000231973 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000231973 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000109287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109287 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000109287 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000109287 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000109287 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000109287 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000109287 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000109287 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000109287 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000109287 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000109287 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000109287 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000109287 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109287 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000109289 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109289 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000109289 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000109289 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000109289 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000109289 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000109289 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000109289 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000109289 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000109289 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000109289 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000109289 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000109289 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109289 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000109286 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109286 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000109286 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000109286 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000109286 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000109286 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000109286 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000109286 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000109286 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000109286 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000109286 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000109286 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000109286 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109286 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%

[1]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[2]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[3]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[4]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[5]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[6]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[7]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[8]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.